Statements of Cash Flows (Parenthetical)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Common shares issued for patent rights	5,000,000	5,000,000